INVESTMENT PROPERTY (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Investment property fair value used as deemed cost	¥ 37,253,000	¥ 37,253,000
As of beginning of the year	0
Impairment losses recognized in profit or loss transferred from property, plant and equipment	0	4,858,000	¥ 1,617,000
As of end of the year	0	0
Fair value of investment property	35,400,000
Additions from acquisitions, investment property	0	0
Accumulated depreciation
Disclosure of detailed information about investment property [line items]
As of beginning of the year	(1,886,000)	(1,750,000)
Depreciation for the year	0	(136,000)
As of end of the year	(1,886,000)	(1,886,000)	(1,750,000)
Impairment for the year
Disclosure of detailed information about investment property [line items]
As of beginning of the year	(35,367,000)	(30,509,000)
Impairment losses recognized in profit or loss transferred from property, plant and equipment	0	4,858,000
As of end of the year	¥ (35,367,000)	¥ (35,367,000)	¥ (30,509,000)